COMMITMENTS - Capital commitments (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Capital commitments
Capital commitments outstanding not provided for in the financial statements, Contracted for	¥ 1,410,707	¥ 1,017,325
Litigation contingencies
Accrued legal cost and other related costs in a consolidated class action lawsuit	¥ 10,609